Investments accounted for using the equity method - aggregate amounts of individually immaterial joint ventures and associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Joint Ventures And Associates [Line Items]
Net profit (loss)	€ 409	€ 313	€ 130
Other comprehensive income/(loss)	(119)	(127)	(19)
Aggregated individually immaterial associates
Disclosure Of Joint Ventures And Associates [Line Items]
Income/(loss) from continuing operations	9	7	(27)
Net profit (loss)	9	7	(27)
Other comprehensive income/(loss)	(3)	(1)	3
Total Other comprehensive income/(loss)	6	6	(24)
Aggregated individually immaterial joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Income/(loss) from continuing operations	201	137	31
Net profit (loss)	201	137	31
Other comprehensive income/(loss)	(105)	(90)	(30)
Total Other comprehensive income/(loss)	€ 96	€ 47	€ 1